UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22143

WALTHAUSEN FUNDS

(Exact name of registrant as specified in charter)

        2691 Route 9, Suite 102, Malta, NY 12020
          (Address of principal executive offices)    (Zip code)

John B. Walthausen

Walthausen Funds

2691 Route 9, Suite 102, Malta, NY 12020

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 348-7217

Date of fiscal year end: January 31

Date of reporting period: October 31, 2015

Item 1. Schedules of Investments

Walthausen Small Cap Value Fund
	Schedule of Investments
	October 31, 2015 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Agricultural Chemicals
824,370	American Vanguard Corporation	$ 11,054,802	1.55%

Air Transportation, Nonscheduled
549,870	Era Group Inc. *	7,648,692	1.08%

Air-Condition & Warm Air Heating Equipment & Commercial &
Industrial Refrigeration Equipment
249,500	AAON Inc.	5,107,265	0.72%

Commercial Printing
139,074	Multi-Color Corporation	10,825,520	1.52%

Computer & Office Equipment
349,535	Lexmark International Inc. Class A	11,356,392	1.60%

Construction Machinery & Equipment
425,818	Columbus McKinnon Corporation	7,958,538	1.12%

Crude Petroleum & Natural Gas
138,070	PDC Energy, Inc. *	8,331,144	1.17%

Electronic Components & Accessories
1,098,095	Vishay Intertechnology Inc.	11,639,807	1.64%

Engines & Turbines
400,530	Briggs & Stratton Corporation	7,117,418	1.00%

Fabricated Plate Work (Boiler Shops)
271,041	Global Power Equipment Group Inc.	1,173,608	0.17%

Fire, Marine & Casualty Insurance
351,993	Horace Mann Educators Corporation	12,052,240
150,960	The Navigators Group, Inc. *	12,884,436
		24,936,676	3.51%

General Building Contractors - Nonresidential Buildings
416,060	Tutor Perini Corporation *	6,981,487	0.98%

Gold & Silver Ores
1,421,540	Nevsun Resources Ltd. (Canada)	4,264,620	0.60%

Greeting Cards
226,513	CSS Industries Inc.	6,183,805	0.87%

Heavy Construction Other Than Building Construction - Contractors
1,602,550	Great Lakes Dredge & Dock Corporation *	6,410,200	0.90%

Instruments for Measuring & Testing of Electricity & Electric Signals
122,571	Allied Motion Technologies, Inc.	2,364,395	0.33%

Life Insurance
245,730	Primerica, Inc.	11,704,120	1.65%

Machine Tools, Metal Cutting Types
100,000	Hardinge Inc.	946,000	0.13%

Metal Forging & Stampings
342,736	Materion Corporation	10,333,490
285,770	TriMas Corp. *	5,718,258
		16,051,748	2.26%

Metal Mining
1,803,150	Cliffs Natural Resources Inc.	4,976,694	0.70%

Millwood, Veneer, Plywood, & Structural Wood Members
1,041,020	Ply Gem Holdings, Inc. *	12,304,856	1.73%

Mining, Quarrying of Nonmetallic Minerals (No Fuels)
1,256,710	Intrepid Potash, Inc. *	4,850,901	0.68%

Miscellaneous Fabricated Metal Products
1,394,130	Mueller Water Products, Inc. Series A	12,268,344	1.73%

Motor Homes
258,740	Winnebago Industries, Inc.	5,430,953	0.76%

Motor Vehicle Parts & Accessories
85,805	Horizon Global Corporation *	754,226
1,017,591	Modine Manufacturing Corporation *	8,517,237
618,945	Superior Industries International, Inc.	12,180,838
		21,452,301	3.02%

National Commercial Banks
211,608	City Holding Company	10,121,211
307,100	Community Bank System Inc.	12,517,396
586,010	First Financial Bancorp	11,298,273
587,937	First Niagara Financial Group, Inc.	6,085,148
374,950	WSFS Financial Corporation	11,912,161
		51,934,189	7.30%

Office Furniture (No Wood)
553,780	Steelcase Inc. Class A	10,748,870	1.51%

Oil & Gas Field Machinery and Equipment
625,110	Newpark Resources, Inc. *	3,538,123	0.50%

Operative Builders
574,990	M/I Homes, Inc. *	13,196,020	1.86%

Paints, Varnishes, Lacquers, Enamels & Allied Products
852,210	Ferro Corporation *	10,644,103	1.50%

Pharmaceutical Preparations
201,664	Cambrex Corporation *	9,270,494	1.30%

Plastics, Materials, Synth Resins & Nonvulcan Elastomers
191,670	Rogers Corporation *	8,916,488	1.25%

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass)
1,243,020	Rayonier Advanced Materials Inc.	11,460,644	1.61%

Printed Circuit Boards
230,299	Kimball Electronics, Inc. *	2,623,106	0.37%

Pulp Mills
453,764	Mercer International Inc. (Canada) *	4,900,651	0.69%

Pumps & Pumping Equipment
84,584	Ampco-Pittsburgh Corporation	980,329	0.14%

Radio & TV Broadcasting & Communication Equipment
207,320	Comtech Telecommunications Corp.	5,008,851	0.70%

Railroad Equipment
315,510	Freightcar America, Inc.	5,735,972
171,650	The Greenbrier Companies, Inc.	6,529,566
		12,265,538	1.72%

Real Estate Agents & Managers (For Others)
516,790	Interval Leisure Group, Inc.	9,121,343	1.28%

Refrigeration & Service Industries
62,841	Standex International Corp.	5,638,095	0.79%

Retail - Auto Dealers & Gasoline Stations
38,169	West Marine, Inc. *	388,560	0.05%

Retail - Eating Places
141,041	J. Alexander’s Holdings, Inc.	1,359,635	0.19%

Retail - Furniture Stores
213,560	Haverty Furniture Companies, Inc.	4,999,440	0.70%

Retail - Home Furniture, Furnishings & Equipment Stores
994,840	Pier 1 Imports, Inc.	7,381,713	1.04%

Retail - Variety Stores
251,320	Big Lots, Inc.	11,585,852	1.63%

Rolling Drawing & Extruding of Nonferrous Metals
162,510	Kaiser Aluminum Corporation	13,210,438	1.86%

Savings Institution, Federally Chartered
638,695	Dime Community Bancshares, Inc.	11,081,358	1.56%

Semiconductors & Related Devices
931,830	Amkor Technology, Inc. *	5,795,983	0.82%

Services - Business Services, NEC
1,147,278	Lionbridge Technologies, Inc. *	6,183,828	0.87%

Services - Computer Integrated Systems Design
478,590	Convergys Corporation	12,285,405
866,892	Sonus Networks, Inc. *	5,730,156
39,500	SYNNEX Corporation	3,493,380
86,460	VASCO Data Security International, Inc. *	1,643,605
		23,152,546	3.26%

Services - Educational Services
360,057	American Public Education, Inc. *	7,824,039
997,650	Apollo Education Group, Inc. *	7,242,939
195,450	Capella Education Company	8,824,567
		23,891,545	3.36%

Services - Equipment Rental & Leasing, NEC
413,290	McGrath RentCorp	12,419,364	1.75%

Services - Home Health Care Services
251,346	Addus HomeCare Corporation *	6,278,623
248,560	LHC Group, Inc. *	11,201,356
		17,479,979	2.46%

Services - Miscellaneous Amusement & Recreation
647,570	SeaWorld Entertainment, Inc.	12,906,070	1.82%

Services - Nursing & Personal Care Facilities
755,578	Kindred Healthcare, Inc.	10,124,745	1.42%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
104,850	Stepan Company	5,549,710	0.78%

Special Industry Machinery, NEC
359,690	Amtech Systems, Inc. *	1,852,404	0.26%

State Commercial Banks
300,700	Bryn Mawr Bank Corp.	8,759,391
700,670	CVB Financial Corp.	12,226,691
252,037	Eagle Bancorp, Inc. *	11,996,961
192,600	Great Southern Bancorp, Inc.	9,308,358
268,010	Lakeland Financial Corporation	12,041,689
429,650	Southside Bancshares, Inc.	11,557,585
141,020	Stock Yards Bancorp, Inc.	5,313,634
377,140	TriCo Bancshares	9,941,410
1,242,356	TrustCo Bank Corp NY	7,739,878
958,730	Wilshire Bancorp, Inc.	10,248,824
		99,134,421	13.94%

Surety Insurance
1,464,070	NMI Holdings, Inc. *	11,009,806	1.55%

Textile Mill Products
216,590	Lydall Inc. *	7,413,876
429,429	Unifi, Inc. *	13,136,233
		20,550,109	2.89%

Title Insurance
816,590	Fidelity National Financial Ventures *	9,178,472	1.29%

Wholesale - Durable Goods
15,000	School Specialty, Inc. * **	1,167,750	0.16%

Wood Household Furniture, (No Upholstered)
319,382	Bassett Furniture Industries Inc.	10,207,449	1.44%

Total for Common Stocks (Cost $655,706,754)		$ 704,198,307	99.04%

MONEY MARKET FUNDS
7,133,130	Fidelity Institutional Treasury Money Market Fund -
	Class I 0.01% ***	$ 7,133,130	1.00%
(Cost $7,133,130)

Total Investment Securities		711,331,437	100.04%
	(Cost $662,839,884)

Liabilities in Excess of Other Assets		(268,789)	-0.04%

Net Assets		$ 711,062,648	100.00%

* Non-Income Producing Securities.
** Level 2 Security.
*** Variable Rate Security; The Coupon Rate shown represents the rate at October 31, 2015.

See accompanying notes to Schedules of Investments

Walthausen Select Value Fund
	Schedule of Investments
	October 31, 2015 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Accident & Health Insurance
28,110	Assurant, Inc.	$ 2,291,808	2.48%

Air Transportation, Nonscheduled
55,550	Air Methods Corporation *	2,273,662	2.46%

Blankbooks, Looseleaf Binders & Bookbinding & Related Work
36,120	Deluxe Corporation	2,150,946	2.33%

Communications Services, NEC
73,330	NeuStar, Inc. Class A *	1,993,843	2.16%

Computer & Office Equipment
73,560	Lexmark International Inc. Class A	2,389,964	2.59%

Construction - Special Trade Contractors
54,920	Chicago Bridge & Iron Company N.V. (Netherlands)	2,464,260	2.67%

Converted Paper & Paperboard Products (No Containers/Boxes)
34,420	Avery Dennison Corp.	2,236,267	2.42%

Electrical Work
44,540	EMCOR Group, Inc.	2,150,391	2.33%

Electronic Components & Accessories
225,060	Vishay Intertechnology Inc.	2,385,636	2.58%

Fabricated Rubber Products, NEC
22,550	Carlisle Companies Incorporated	1,961,850	2.12%

Fire, Marine & Casualty Insurance
30,820	American Financial Group	2,224,896
62,980	Horace Mann Educators Corporation	2,156,435
		4,381,331	4.74%

Hospital & Medical Service Plans
31,160	Molina Healthcare, Inc. *	1,931,920	2.09%

Life Insurance
48,230	Primerica, Inc.	2,297,195	2.49%

Metal Mining
501,340	Cliffs Natural Resources Inc.	1,383,698	1.50%

Motor Vehicle Parts & Accessories
79,860	Allison Transmission Holdings, Inc.	2,291,982	2.48%

National Commercial Banks
135,760	First Niagara Financial Group, Inc.	1,405,116	1.52%

Office Machines, NEC
113,000	Pitney Bowes Inc.	2,333,450	2.53%

Plastic Materials, Synth Resin
67,890	PolyOne Corporation	2,270,242	2.46%

Plastics Products, NEC
30,360	AptarGroup, Inc.	2,233,282	2.42%

Printed Circuit Boards
111,440	Jabil Circuit, Inc.	2,560,891	2.77%

Railroad Equipment
86,505	Trinity Industries, Inc.	2,341,690	2.53%

Retail - Food Stores
65,180	GNC Holdings, Inc. Class A	1,939,105	2.10%

Retail - Variety Stores
45,330	Big Lots, Inc.	2,089,713	2.26%

Services - Computer Processing & Data Preparation
20,210	DST Systems, Inc.	2,468,652	2.67%

Services - Educational Services
81,090	DeVry Education Group Inc.	1,910,480	2.07%

Services - Equipment Rental & Leasing, NEC
76,810	McGrath RentCorp	2,308,141	2.50%

Services - Hospitals
51,000	HealthSouth Corp.	1,776,330	1.92%

Services - Miscellaneous Amusement & Recreation
106,340	SeaWorld Entertainment, Inc.	2,119,356	2.29%

Services - Nursing & Personal Care Facilities
168,920	Kindred Healthcare, Inc.	2,263,528	2.45%

Services - Personal Services
19,650	UniFirst Corporation	2,064,626	2.23%

State Commercial Banks
35,180	Bank of Hawaii Corporation	2,303,587
49,038	Commerce Bancshares, Inc.	2,233,681
50,210	Eagle Bancorp, Inc. *	2,389,996
49,870	Independent Bank Corp.	2,330,924
15,800	Signature Bank Corp. *	2,352,936
		11,611,124	12.55%

Surety Insurance
82,700	Essent Group Ltd. *	1,993,070	2.16%

Trucking (No Local)
135,670	Swift Transportation Company Class A *	2,120,522	2.29%

Wholesale - Electronic Parts & Equipment, NEC
48,370	Avnet, Inc.	2,197,449	2.38%

Total for Common Stocks (Cost $85,089,135)		$ 84,591,520	91.54%

REAL ESTATE INVESTMENT TRUSTS
90,735	OUTFRONT Media Inc.	$ 2,142,253	2.32%
(Cost $2,609,552)

MONEY MARKET FUNDS
5,168,167	Fidelity Institutional Treasury Money Market Fund -	$ 5,168,167	5.59%
	Class I 0.01% **
(Cost $5,168,167)

Total Investment Securities		91,901,940	99.45%
	(Cost $92,866,854)

Other Assets in Excess of Liabilities		511,852	0.55%

Net Assets		$ 92,413,792	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at October 31, 2015.

See accompanying notes to Schedules of Investments

NOTES TO FINANCIAL STATEMENTS

WALTHAUSEN FUNDS

 (Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at October 31, 2015 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Small Cap Value Fund	Select Value Fund
Cost of Investments	$662,839,884	$92,866,854
Gross Unrealized Appreciation	$123,819,383	$7,215,003
Gross Unrealized Depreciation	($75,327,830)	($8,179,917)
Net Unrealized Appreciation
(Depreciation) on Investments	$48,491,553	($964,914)

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012-2014), or expected to be taken on the Funds’ 2015 tax return. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties.

SHARE VALUATION:
The net asset value per share (the “NAV”) of the Funds is calculated daily by dividing the total value of the Funds’ assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Funds are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Funds.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER:
The Funds record security transactions based on the trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis. Class specific expenses are born by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security.  When the security is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of October 31, 2015:

Small Cap Value Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$703,030,557	$1,167,750	$0	$704,198,307
Money Market Funds	7,133,130	0	0	7,133,130
Total	$710,163,687	$1,167,750	$0	$711,331,437

Select Value Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$84,591,520	$0	$0	$84,591,520
Real Estate Investment Trusts	2,142,253	0	0	2,142,253
Money Market Funds	5,168,167	0	0	5,168,167
Total	$91,901,940	$0	$0	$91,901,940

Refer to the Funds’ Schedules of Investments for a listing of securities by industry.  The Funds did not hold any Level 3 assets during the three month period ended October 31, 2015.  There were no transfers into or out of the levels during the period ended October 31, 2015.  It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

The Funds did not invest in any derivative instruments during the three month period ended October 31, 2015.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WALTHAUSEN FUNDS

By: /s/John B. Walthausen

       John B. Walthausen

       President

Date:         Dec. 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/John B. Walthausen

       John B. Walthausen

       President

Date:         Dec. 21, 2015

By: /s/Stanley M. Westhoff, Jr.

        Stanley M. Westhoff Jr.

        Chief Financial Officer

Date:     December 21, 2015